Annual Fund Operating Expenses - Texas Capital Government Money Market Fund	Jun. 18, 2026
Texas Capital Government Money Market Fund Lonestar Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.92%	[1]
Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement	(0.87%)	[2]
Net Expenses (as a percentage of Assets)	0.50%	[2]
Texas Capital Government Money Market Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.92%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.92%)	[2]
Net Expenses (as a percentage of Assets)	0.20%	[2]

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”), has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Fund’s Operating Expenses (as defined in the Operating Expense Limitation Agreement) to 0.20% and 0.25% of the Fund’s average daily net assets with respect to Institutional Class Shares and Lonestar Class Shares, respectively (the “Expense Limit”) through April 30, 2027. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.